RELATED PARTY TRANSACTIONS - Interest charged by the related parties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Related party transactions
Interest charged by the related parties	$ 292	$ 891
Beijing Sky Solar Investment Management Co., Ltd.
Related party transactions
Interest rate on payables to related parties	9.50%	9.50%	9.50%
Interest charged by the related parties		$ 165
Sky Solar New Energy Investment Ltd.
Related party transactions
Interest rate on payables to related parties	9.50%	9.50%	9.50%
Interest charged by the related parties		$ 592
Sky Solar (Hong Kong) International Co., Ltd.
Related party transactions
Interest rate on payables to related parties	12.00%	12.00%	12.00%
Interest charged by the related parties	$ 292	$ 134